TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Summary of Trade And Other Payables

	December 31, 2021	December 31, 2020
Current liabilities
Trade payables	41,238	11,221
Wages, Salaries, Bonus & Payroll Charges	9,332	19,480
Accrued expenses	15,599	10,817
Other payables	801	407
	66,970	41,925